Provisions and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Provisions and contingencies [Abstract]
Labor and civil litigation	$ 73	$ 448
Tax litigation provisions		372
Labor litigation	122	$ 47
Proposed sanction amount	1,087
Proposed tax charge amount	$ 348